Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash-settled equity awards (Note 15(b))	$ 5,470	$ 2,536
Withholding, value added tax, and other taxes payable	22,286	14,437
Provision	1,856	1,588
Dividends payable to non-controlling interest	5,503	0
Other liabilities	4,173	3,289
Other non-current liabilities	$ 39,288	$ 21,850